Fair Value of Financial Instruments - Financial Assets and Liabilities Measured at Fair Value on a Recurring Basis (Details) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Assets:
Derivatives	$ 25.8	$ 33.0	$ 17.5
Liabilities:
Derivatives	2.3	7.3	9.1
Fair Value, Measurements, Recurring
Assets:
Investments	10.8	12.1	13.5
Derivatives	25.9	34.3	18.4
Total assets	36.7	46.4	31.9
Liabilities:
Derivatives	3.0	7.2	9.4
Total liabilities	3.0	7.2	9.4
Fair Value, Measurements, Recurring | Level 1
Assets:
Investments	10.8	12.1	13.5
Derivatives	0.0	0.0	0.0
Total assets	10.8	12.1	13.5
Liabilities:
Derivatives	0.0	0.0	0.0
Total liabilities	0.0	0.0	0.0
Fair Value, Measurements, Recurring | Level 2
Assets:
Investments	0.0	0.0	0.0
Derivatives	25.9	34.3	18.4
Total assets	25.9	34.3	18.4
Liabilities:
Derivatives	3.0	7.2	9.4
Total liabilities	3.0	7.2	9.4
Fair Value, Measurements, Recurring | Level 3
Assets:
Investments	0.0	0.0	0.0
Total assets	0.0	0.0	0.0
Liabilities:
Derivatives	0.0	0.0	0.0
Total liabilities	$ 0.0	$ 0.0	$ 0.0